Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Summary of stock option plans to employees and directors

	December 31, 2018		December 31, 2017		December 31, 2016
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Shares	Price	Shares	Price	Shares	Price

Options outstanding at beginning of year	112,500	-	112,500	-	112,500	-
Granted during year	-	-	-	-	-	-
Forfeited during year	-	-	-	-	-	-
Exercised during year	-	-	-	-	-	-

Outstanding at end of year	112,500	1.5	112,500	1.5	112,500	1.5

Options exercisable at end of year	112,500	1.5	112,500	1.5	112,500	1.5

Weighted average fair value of options & RSU granted during year	-		-		-

Forfeited average intrinsic value during year	-		-		-
Exercised average intrinsic value during year	-		-		-